CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 4,152	$ 5,631	$ 5,804	$ 9,783	$ 10,855
Depreciation, depletion, amortization and impairment	3,195	3,187	3,321	6,382	7,899
Non-current liabilities, valuation allowances and deferred taxes	81	314	1,427	395	3,965
(Gains) losses on disposals of assets	(70)	(252)	(165)	(322)	(178)
Undistributed affiliates' equity earnings	383	(349)	2,999	34	3,261
(Increase) decrease in working capital	2,125	(3,419)	2,498	(1,294)	(2,425)
Other changes, net	34	21	400	55	524
Cash flow from operating activities	9,900	5,133	16,284	15,033	23,901
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(3,870)	(4,968)	(5,150)	(8,838)	(8,607)
Acquisitions of subsidiaries, net of cash acquired	(19)	(136)	(82)	(155)	(82)
Investments in equity affiliates and other securities	(522)	(1,407)	(136)	(1,929)	(225)
Increase in non-current loans	(366)	(389)	(278)	(755)	(519)
Total expenditures	(4,777)	(6,900)	(5,646)	(11,677)	(9,433)
Proceeds from disposals of intangible assets and property, plant and equipment	31	68	153	99	330
Proceeds from disposals of subsidiaries, net of cash sold	38	183	63	221	151
Proceeds from disposals of non-current investments	133	49	35	182	250
Repayment of non-current loans	102	238	413	340	1,342
Total divestments	304	538	664	842	2,073
Cash flow used in investing activities	(4,473)	(6,362)	(4,982)	(10,835)	(7,360)
CASH FLOW USED IN FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	383		371	383	371
Issuance (repayment) of shares: Treasury shares	(2,002)	(2,103)	(1,988)	(4,105)	(3,164)
Dividends paid: Parent company shareholders	(1,842)	(1,844)	(1,825)	(3,686)	(3,753)
Dividends paid: Non-controlling interests	(105)	(21)	(97)	(126)	(119)
Net issuance (repayment) of perpetual subordinated notes	(1,081)		(1,958)	(1,081)
Payments on perpetual subordinated notes	(80)	(158)	(138)	(238)	(274)
Other transactions with non-controlling interests	(13)	(86)	(10)	(99)	(5)
Net issuance (repayment) of non-current debt	(14)	118	508	104	542
Increase (decrease) in current borrowings	(4,111)	(1,274)	(2,703)	(5,385)	(2,046)
Increase (decrease) in current financial assets and liabilities	990	1,394	(731)	2,384	4,863
Cash flow from (used in) financing activities	(7,875)	(3,974)	(8,571)	(11,849)	(3,585)
Net increase (decrease) in cash and cash equivalents	(2,448)	(5,203)	2,731	(7,651)	12,956
Effect of exchange rates	35	162	(1,159)	197	(1,450)
Cash and cash equivalents at the beginning of the period	27,985	33,026	31,276	33,026	21,342
Cash and cash equivalents at the end of the period	$ 25,572	$ 27,985	$ 32,848	$ 25,572	$ 32,848